INVESTMENTS - Summary of Held-To-Maturity and Available-For-Sale Investment Securities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investment Holdings [Line Items]
Amortized cost	$ 726,259	$ 867,996
Held To Maturity Gross Unrealized Gain Accumulated In Investments	7,911	9,112
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	2,219	2,359
Held-to-Maturity Market Value	731,951	874,749
Amortized Cost	1,203,065	849,504
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	6,078	6,760
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	18,501	15,796
Investment securities, available for sale	1,190,642	840,468
Available-for-sale Securities, Current	68,700	166,300	$ 91,000
Available-for-sale Securities, Gross Realized Gains	1,500	100	1,700
Available-for-sale Securities, Gains, After Tax	1,000	0	$ 1,100
Securities Owned and Pledged as Collateral, Description	1,000,000	1,100,000
U.S. Treasuries
Investment Holdings [Line Items]
Amortized cost	0	0
Held To Maturity Gross Unrealized Gain Accumulated In Investments	0	0
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	0	0
Held-to-Maturity Market Value	0	0
Amortized Cost	98	97
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	0	0
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	1	0
Investment securities, available for sale	97	97
Securities of U.S. government agencies and corporations
Investment Holdings [Line Items]
Amortized cost	15,486	17,570
Held To Maturity Gross Unrealized Gain Accumulated In Investments	121	24
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	0	23
Held-to-Maturity Market Value	15,607	17,571
Amortized Cost	8,183	11,814
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	157	67
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	0	1
Investment securities, available for sale	8,340	11,880
Mortgage-backed securities
Investment Holdings [Line Items]
Amortized cost	678,318	801,465
Held To Maturity Gross Unrealized Gain Accumulated In Investments	7,452	7,813
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	1,999	2,064
Held-to-Maturity Market Value	683,771	807,214
Amortized Cost	775,285	611,497
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	2,708	4,462
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	12,926	13,211
Investment securities, available for sale	765,067	602,748
Obligations of state and other political subdivisions
Investment Holdings [Line Items]
Amortized cost	27,646	44,164
Held To Maturity Gross Unrealized Gain Accumulated In Investments	338	1,275
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	99	193
Held-to-Maturity Market Value	27,885	45,246
Amortized Cost	73,815	73,649
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	2,491	883
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	671	947
Investment securities, available for sale	75,635	73,585
Asset-backed Securities [Member]
Investment Holdings [Line Items]
Amortized cost	0	0
Held To Maturity Gross Unrealized Gain Accumulated In Investments	0	0
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	0	0
Held-to-Maturity Market Value	0	0
Amortized Cost	236,411	74,784
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	35	155
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	3,445	103
Investment securities, available for sale	233,001	74,836
Other securities
Investment Holdings [Line Items]
Amortized cost	4,809	4,797
Held To Maturity Gross Unrealized Gain Accumulated In Investments	0	0
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	121	79
Held-to-Maturity Market Value	4,688	4,718
Amortized Cost	109,273	77,663
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	687	1,193
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	1,458	1,534
Investment securities, available for sale	$ 108,502	$ 77,322